Note to consolidated statements of cash flows	12 Months Ended
Dec. 31, 2024
Note to consolidated statements of cash flows
Note to consolidated statements of cash flows

35. Note to consolidated statements of cash flows

(a)Cash generated from (used in) operations

		For the Year Ended December 31,
	Note	2022	2023	2024
		RMB	RMB	RMB
Profit (loss) before income tax		(11,738,983)	(4,662,680)	1,254,658
Adjusted for:
Share-based compensation		3,446,898	2,589,593	2,252,738
Depreciation and amortization	15,16,18	5,799,805	4,825,207	3,165,067
Allowances for credit losses		1,062,265	2,090,866	3,347,767
Interest income and investment loss (income), net	10,11	(2,390,366)	(2,395,464)	(1,335,124)
Share of loss (profit) of equity method investees	22	(48,583)	(563,698)	(243,435)
Fair value changes of preferred shares issued by subsidiaries	33	(5,181,505)	4,870,388	924,403
Gain or loss on disposal or deemed disposal of subsidiaries		—	(2,839,384)	(8,087)
Loss (income) on disposal of property and equipment and other assets		(279,920)	(273,975)	(512,336)
Impairment of property and equipment and other assets		66,093	165,159	24,577
Foreign exchange loss (gain)	11	1,406,338	(271,411)	1,129,759
Accretion of discount on borrowings and others		245,069	168,099	156,332
Changes in working capital:
Increase in restricted cash		(269,358)	(338,421)	(586,237)
Increase in accounts receivable		(180,362)	(1,480,559)	(764,920)
Increase in prepayments, receivables and other current assets		(1,090,610)	(5,205,501)	(3,500,847)
Decrease (increase) in other non-current assets		354,385	(32,436)	(1,015,696)
Increase (decrease) in accounts and notes payable		(1,251,435)	1,844,844	(101,375)
Increase (decrease) in accrued expenses and other current liabilities		(513,100)	3,571,776	875,316
Increase (decrease) in other non-current liabilities		(10,527)	140,176	(84,746)
Cash generated from (used in) operations		(10,573,896)	2,202,579	4,977,814

(b)Major non-cash transactions

Major non-cash transactions were the transaction with XPeng and Kargobot described in Note 6 during the years ended December 31, 2022, 2023 and 2024.

35. Note to consolidated statements of cash flows (Continued)

(c)Reconciliation of liabilities related to cash flows generated from (used in) financing activities

			Preferred shares
		Lease	issued by
	Borrowings	liabilities	subsidiaries
	RMB	RMB	RMB
Liabilities as of January 1, 2022	8,519,698	1,308,610	12,316,166
Cash flows	(3,204,973)	(794,941)	(126,799)
Changes of interest accrued	75,510	14,906	—
Changes in fair value	—	—	(5,530,360)
Foreign exchange adjustments	—	27,537	944,067
Other non-cash movements	(300,000)	911,649	(14,089)
Liabilities as of December 31, 2022	5,090,235	1,467,761	7,588,985

		Other		Preferred shares
		financial	Lease	issued by
	Borrowings	liabilities	liabilities	subsidiaries
	RMB	RMB	RMB	RMB
Liabilities as of January 1, 2023	5,090,235	—	1,467,761	7,588,985
Cash flows	3,546,011	213,254	(700,021)	—
Changes of interest accrued	41,855	—	(900)	—
Changes in fair value	—	(40,067)	—	6,058,269
Foreign exchange adjustments	(245)	339	10,493	198,891
Other non-cash movements	63,755	—	351,140	—
Liabilities as of December 31, 2023	8,741,611	173,526	1,128,473	13,846,145

		Other		Preferred shares
		financial	Lease	issued by
	Borrowings	liabilities	liabilities	subsidiaries
	RMB	RMB	RMB	RMB
Liabilities as of January 1, 2024	8,741,611	173,526	1,128,473	13,846,145
Cash flows	2,780,267	(213,686)	(566,110)	(3,497,445)
Changes of interest accrued	14,758	—	900	—
Changes in fair value	—	39,139	—	559,187
Foreign exchange adjustments	(96,372)	1,021	(29,843)	191,780
Other non-cash movements	43,144	—	640,829	(138,174)
Liabilities as of December 31, 2024	11,483,408	—	1,174,249	10,961,493